Putnam Tax Exempt Income Fund
The fund's portfolio
12/31/20 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
FGIC — Financial Guaranty Insurance Company
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.09% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (102.0%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (0.5%)
Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6.50%, 10/1/53	BBB	$1,000,000	$1,178,260
Jefferson, Cnty. Rev. Bonds, (Refunding warrants)
5.00%, 9/15/34	AA	2,575,000	3,157,414
5.00%, 9/15/33	AA	350,000	429,853

			4,765,527
Alaska (1.1%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/44	A+/F	6,425,000	7,389,585
4.00%, 10/1/39	A+/F	2,575,000	3,004,150

			10,393,735
Arizona (3.1%)
AZ Game & Fish Dept. and Comm. Rev. Bonds, (AGF Administration Bldg.), 5.00%, 7/1/21	Aa2	135,000	135,474
AZ Indl. Dev. Auth. Rev. Bonds, (Phoenix Children's Hosp. Oblig. Group), 4.00%, 2/1/50	A1	1,500,000	1,756,320
AZ State Indl. Dev. Auth. Rev. Bonds, (Equitable School Revolving Fund, LLC Oblig. Group)
4.00%, 11/1/45	A	2,200,000	2,571,668
4.00%, 11/1/40	A	800,000	947,032
4.00%, 11/1/39	A	750,000	891,150
4.00%, 11/1/38	A	600,000	715,152
4.00%, 11/1/37	A	1,100,000	1,317,239
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. D, 5.00%, 7/1/51	BB	1,025,000	1,141,225
AZ State Sports & Tourism Auth. Rev. Bonds, (Multi-Purpose Stadium Fac.), Ser. A, 5.00%, 7/1/30	A1	500,000	523,145
El Mirage, G.O. Bonds, AGM, 5.00%, 7/1/42	AA	250,000	265,150
Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.), 5.00%, 5/15/39	BBB-/F	3,500,000	3,812,550
Lake Havasu City, Waste Wtr. Syst. Rev. Bonds, Ser. B, AGM, 5.00%, 7/1/43	AA	250,000	290,933
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), Ser. C, 5.00%, 7/1/48	AA-	600,000	710,748
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	250,000	283,048
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	350,000	372,768
Northern AZ U. Rev. Bonds, 5.00%, 6/1/34	A1	250,000	280,855
Phoenix, Civic Impt. Corp. Dist. Rev. Bonds, (Civic Plaza), Ser. B, FGIC, NATL, 5.50%, 7/1/43	Aa2	1,000,000	1,648,080
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), 5.00%, 7/1/44	BBB-	1,000,000	1,078,890
(Great Hearts Academies), Ser. A, 5.00%, 7/1/36	BBB-	1,010,000	1,125,029
(Choice Academies, Inc.), 4.875%, 9/1/22	BB	65,000	66,975
(Great Hearts Academies), 3.75%, 7/1/24	BBB-	145,000	151,473
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
5.00%, 7/1/35	BB	100,000	109,928
Ser. A, 5.00%, 7/1/35	BB	150,000	164,892
Salt River Project Agricultural Impt. & Pwr. Dist. Rev. Bonds
5.00%, 1/1/29(FWC)	Aa1	2,700,000	3,509,973
5.00%, 1/1/28(FWC)	Aa1	1,000,000	1,267,200
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,900,000	2,530,401
5.00%, 12/1/37	A3	500,000	714,215
U. of AZ Board of Regents Syst. Rev. Bonds, (Green Bond), Ser. A, 5.00%, 7/1/41	Aa2	200,000	233,156
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Yavapai Regl. Med. Ctr.), Ser. A, 5.25%, 8/1/33	A2	100,000	110,109
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	265,000	274,969
Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds, (Yuma Regl. Med. Ctr.), Ser. A, 5.25%, 8/1/32	A	400,000	455,292

			29,455,039
California (5.8%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.), Ser. A, 5.00%, 7/1/42	A-/F	1,300,000	1,350,336
Bay Area Toll Auth. VRDN (San Francisco Bay Area), Ser. C, 0.03%, 4/1/53	VMIG 1	12,500,000	12,500,000
CA Pub. Fin. Auth. VRDN, (Sharp Hlth. Care Oblig. Group), Ser. C, 0.06%, 8/1/52	VMIG 1	1,000,000	1,000,000
CA State VRDN
Ser. A-2, 0.09%, 5/1/33	VMIG 1	3,000,000	3,000,000
Ser. A-3, 0.07%, 5/1/33	VMIG 1	11,000,000	11,000,000
CA State Infrastructure & Econ. Dev. Bank Mandatory Put Bonds (8/1/21), (California Academy of Sciences), Ser. B, 0.482%, 8/1/47	A2	1,000,000	999,950
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,700,000	1,945,854
CA State Poll. Control Fin. Auth. 144A Rev. Bonds, (Wtr. Furnishing), 5.00%, 11/21/45	Baa3	3,500,000	3,697,820
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	655,000	683,244
AGM, 5.00%, 11/15/44 (Prerefunded 11/15/24)	AA	1,500,000	1,767,900
M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	2,250,000	3,752,978
San Bernardino Cnty., FRB, Ser. C, 0.385%, 8/1/23	AA+	7,500,000	7,437,000
U. of CA VRDN Rev. Bonds, Ser. AL-4, 0.07%, 5/15/48	VMIG 1	4,900,000	4,900,000

			54,035,082
Colorado (3.2%)
CO State Hlth. Fac. Auth. Rev. Bonds
(Valley View Hosp. Assn.), 5.00%, 5/15/45	A-	1,000,000	1,123,210
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	A-/F	1,000,000	1,125,570
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/37(T)	Baa1	425,000	488,271
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/38(T)	Baa1	650,000	745,463
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/39(T)	Baa1	650,000	744,131
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/39(T)	Baa1	2,250,000	2,576,901
(CommonSpirit Health Oblig. Group), Ser. A-2, 4.00%, 8/1/49(T)	Baa1	4,500,000	5,099,330
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/50	A-/F	4,100,000	4,576,584
Denver City & Cnty., Arpt. Rev. Bonds, (Sub. Syst.), Ser. A, 5.50%, 11/15/31	A2	1,925,000	2,150,899
E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	A2	5,000,000	3,894,000
Park Creek, Metro. Dist. Tax Allocation Bonds, (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	225,000	258,471
Regl. Trans. Dist. Rev. Bonds, (Denver Transit Partners, LLC)
5.00%, 1/15/32	Baa2	1,000,000	1,325,530
4.00%, 7/15/34	Baa2	1,000,000	1,212,600
4.00%, 1/15/33	Baa2	350,000	426,955
Vauxmont, Metro. Dist. G.O. Bonds, AGM
5.00%, 12/1/50	AA	1,500,000	1,849,830
5.00%, 12/1/31	AA	230,000	299,237
3.25%, 12/15/50	AA	2,000,000	2,152,260

			30,049,242
Connecticut (0.9%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Masonicare Issue), Ser. F, 5.00%, 7/1/34	BBB+/F	1,500,000	1,630,980
CT State Hsg. Fin. Auth. Mtge. Program Rev. Bonds
Ser. B-1, 4.10%, 11/15/39(T)	Aaa	1,685,000	1,793,714
Ser. B-1, 4.15%, 11/15/44(T)	Aaa	4,065,000	4,321,052
Ser. F-2, 2.20%, 5/15/23	Aaa	965,000	990,669

			8,736,415
District of Columbia (3.2%)
DC Rev. Bonds
(Howard U.), Ser. A, 6.50%, 10/1/41 (Prerefunded 4/1/21)	BBB-	2,955,000	2,998,852
(Intl. School), 5.00%, 7/1/54	BBB	1,275,000	1,477,304
(KIPP DC), Ser. A, 5.00%, 7/1/48	BBB+	1,250,000	1,461,713
(D.C. Intl. School), 5.00%, 7/1/39	BBB	2,000,000	2,381,540
(Kipp DC), Ser. A, 5.00%, 7/1/37	BBB+	2,500,000	2,989,550
DC Ballpark Rev. Bonds, Ser. B-1, FGIC, NATL, 5.00%, 2/1/25	A2	1,035,000	1,037,256
Metro. Washington, Arpt. Auth. Rev. Bonds, (Arpt. Syst.), Ser. A, 5.00%, 10/1/44	Aa3	5,000,000	6,256,450
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Capital Impt Project), Ser. B, 4.00%, 10/01/44(T)	A-	2,050,000	2,335,843
(Dulles Metrorail & Capital Impt Project), Ser. B, 4.00%, 10/01/53(T)	A-	2,050,000	2,311,181
(Metrorail), Ser. A, zero %, 10/1/37	A-	11,000,000	6,981,590

			30,231,279
Florida (4.9%)
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A	890,000	939,929
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	3,700,000	4,315,458
Lakeland, Hosp. Syst. Rev. Bonds, (Lakeland Regl. Hlth.)
5.00%, 11/15/45	A2	1,735,000	1,968,253
5.00%, 11/15/40	A2	2,175,000	2,480,805
Lee Cnty., Indl. Dev. Auth. Rev. Bonds, (Shell Point/Waterside Hlth.)
5.00%, 11/15/49	BBB+	1,800,000	1,985,940
5.00%, 11/15/39	BBB+	750,000	837,698
Miami-Dade Cnty., Aviation Rev. Bonds
Ser. B, 5.00%, 10/1/41 (Prerefunded 1/4/21)	A2	5,000,000	5,000,000
Ser. B, 5.00%, 10/1/40	A-	5,000,000	5,964,450
Ser. A, 5.00%, 10/1/38	A-	1,750,000	1,984,203
Ser. A, 4.00%, 10/1/44	A-	3,000,000	3,378,930
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,800,000	1,987,380
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds
(Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	5,000,000	5,883,950
(Baptist Hlth. South FL), 4.00%, 8/15/49	AA-	2,000,000	2,294,800
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	480,000	534,355
Tampa, Cap. Impt. Cigarette Tax Rev. Bonds, (Cap. Appn.), Ser. A
zero %, 9/1/49	A1	2,250,000	810,270
zero %, 9/1/42	A1	830,000	409,597
Tampa, Hosp. Rev. Bonds, (H. Lee Moffitt Cancer Ctr. & Research Inst.), 4.00%, 7/1/45	A2	2,500,000	2,886,475
Volusia Cnty., Edl. Fac. Auth. Rev. Bonds, (Embry-Riddle Aeronautical University, Inc.), Ser. A
4.00%, 10/15/39	A3	500,000	578,815
4.00%, 10/15/37	A3	725,000	843,349
4.00%, 10/15/35	A3	325,000	380,461

			45,465,118
Georgia (2.8%)
Atlanta, Tax Alloc. Bonds, (Atlantic Station), 5.00%, 12/1/24	A3	800,000	913,368
Cobb Cnty., Kennestone Hosp. Auth. Rev. Bonds, (WellStar Hlth. Syst. Oblig. Group)
5.00%, 4/1/40(FWC)	A2	575,000	731,808
5.00%, 4/1/37(FWC)	A2	325,000	416,770
4.00%, 4/1/41(FWC)	A2	275,000	318,315
4.00%, 4/1/39(FWC)	A2	475,000	553,195
4.00%, 4/1/36(FWC)	A2	250,000	293,768
4.00%, 4/1/35(FWC)	A2	225,000	264,917
4.00%, 4/1/34(FWC)	A2	250,000	296,130
4.00%, 4/1/33(FWC)	A2	200,000	238,288
Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy), 5.00%, 3/1/37	BB/F	450,000	444,411
Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds, (Northeast GA Hlth. Syst., Inc.), Ser. A, 5.00%, 2/15/36	A	4,000,000	4,830,960
Main Street Natural Gas, Inc. Gas Supply Mandatory Put Bonds (9/1/23), Ser. B, 0.854%, 4/1/48	Aa2	7,000,000	7,013,510
Main Street Natural Gas, Inc. Gas Supply Rev. Bonds, Ser. A, 5.00%, 5/15/33	A3	1,500,000	1,870,575
Muni. Election Auth. of GA Rev. Bonds, (Plant Vogtle Units 3 & 4), Ser. A
5.50%, 7/1/60	A	3,500,000	4,025,910
5.00%, 1/1/56	A2	2,500,000	3,012,550
4.00%, 1/1/59	A2	1,000,000	1,118,920

			26,343,395
Guam (0.1%)
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5.00%, 10/1/34	Baa2	200,000	210,370
AGM, 5.00%, 10/1/30	AA	500,000	537,915

			748,285
Hawaii (0.4%)
HI State Harbor Syst. Rev. Bonds
Ser. C, 4.00%, 7/1/37	Aa3	1,000,000	1,218,830
Ser. A, 4.00%, 7/1/36	Aa3	375,000	445,800
Ser. A, 4.00%, 7/1/33	Aa3	1,500,000	1,799,715
Ser. A, 4.00%, 7/1/31	Aa3	250,000	303,443

			3,767,788
Idaho (0.2%)
ID State Hlth. Fac. Auth. Rev. Bonds, (St. Luke's Hlth. Sys. Oblig. Group), Ser. A, 5.00%, 3/1/37	A3	1,500,000	1,862,010

			1,862,010
Illinois (9.5%)
Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	2,880,000	3,374,496
Ser. B-2, 5.50%, 1/1/37	BBB+	4,000,000	4,394,680
Ser. A, 5.00%, 1/1/30	BBB+	3,950,000	4,566,003
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB-	1,500,000	1,622,955
(School Reform), Ser. B-1, NATL, zero %, 12/1/21	Baa2	1,000,000	984,790
Chicago, Hsg. Auth. Rev. Bonds, Ser. A, 5.00%, 1/1/31	AA-	4,540,000	5,597,768
Chicago, Motor Fuel Tax Rev. Bonds, AGM
5.00%, 1/1/33	AA	1,000,000	1,091,670
5.00%, 1/1/30	AA	200,000	219,624
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A
5.00%, 1/1/38	A	200,000	244,370
5.00%, 1/1/37	A	1,200,000	1,469,820
4.00%, 1/1/37	A	2,000,000	2,355,100
4.00%, 1/1/36	A	2,000,000	2,363,500
Chicago, Waste Wtr. Transmission Rev. Bonds
5.00%, 1/1/44	A	3,000,000	3,306,690
(2nd Lien), 5.00%, 1/1/39	A	2,720,000	3,012,373
Chicago, Wtr. Wks Rev. Bonds
5.00%, 11/1/29	A	1,750,000	2,096,010
AGM, 5.00%, 11/1/25	AA	1,420,000	1,424,260
IL State G.O. Bonds
5.00%, 11/1/41	Baa3	1,250,000	1,379,013
5.00%, 1/1/41	Baa3	700,000	763,980
5.00%, 1/1/35	Baa3	1,000,000	1,102,650
Ser. B, 5.00%, 10/1/32	Baa3	2,000,000	2,320,740
Ser. A, 5.00%, 12/1/31	Baa3	2,870,000	3,298,864
Ser. C, 5.00%, 11/1/29	Baa3	3,550,000	3,989,597
5.00%, 2/1/29	Baa3	2,725,000	3,124,104
Ser. A, 5.00%, 12/1/28	Baa3	2,000,000	2,332,300
Ser. D, 5.00%, 11/1/28	Baa3	6,425,000	7,267,189
5.00%, 2/1/28	Baa3	2,350,000	2,708,939
Ser. D, 5.00%, 11/1/27	Baa3	2,800,000	3,193,092
IL State Fin. Auth. Mandatory Put Bonds (9/1/22), (Field Museum of Natural History), 0.605%, 11/1/34	A2	7,820,000	7,782,699
IL State Fin. Auth. Rev. Bonds, (Riverside Hlth. Syst. Oblig. Group), 4.00%, 11/15/31	A+	500,000	575,300
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL Chicago), 5.00%, 2/15/50	Baa3	500,000	521,685
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. A, 5.00%, 6/15/57	BBB	2,500,000	2,811,100
Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, (Green Bond), Ser. E, 5.00%, 12/1/29	AA	1,580,000	1,970,276
Sales Tax Securitization Corp. Rev. Bonds, Ser. C, 5.50%, 1/1/36	AA-	4,450,000	5,650,744

			88,916,381
Indiana (1.0%)
IN State Fin. Auth. Edl. Fac. Rev. Bonds, (Butler U.), Ser. B, 5.00%, 2/1/27	A-	935,000	970,296
Whiting, Env. Fac. Mandatory Put Bonds (6/5/26), (BP Products North America, Inc.), Ser. A, 5.00%, 12/1/44	A1	7,050,000	8,616,510

			9,586,806
Kansas (0.3%)
KS State Dev. Fin. Auth. Rev. Bonds, (Lifespace Cmnty's. Inc.), Ser. S, 5.00%, 5/15/30	BBB/F	2,900,000	2,904,756

			2,904,756
Kentucky (3.7%)
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	1,400,000	1,548,988
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Louisville Arena Auth., Inc.), Ser. A, AGM, 5.00%, 12/1/45	AA	2,750,000	3,252,123
KY State Property & Bldg. Comm. Rev. Bonds
(No. 119), 5.00%, 5/1/37	A1	2,500,000	3,060,025
(Project No. 117), Ser. B, 5.00%, 5/1/28	A1	565,000	701,397
KY State Pub. Energy Auth. Gas Supply
Mandatory Put Bonds (6/1/25) Ser. C-1, 4.00%, 12/1/49	A2	9,750,000	11,111,490
Mandatory Put Bonds (1/1/25) Ser. B, 4.00%, 1/1/49	A1	5,000,000	5,622,350
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare, Inc.), Ser. A
5.00%, 10/1/30	A	1,135,000	1,380,580
4.00%, 10/1/34	A	6,000,000	6,786,180
Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/31	A	415,000	468,041
5.00%, 7/1/30	A	1,000,000	1,130,010

			35,061,184
Louisiana (1.4%)
LA State Pub. Fac. Auth. Rev. Bonds, (LA State U. Greenhouse Phase III), Ser. A, 5.00%, 7/1/59	A3	3,000,000	3,542,760
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	4,000,000	4,132,040
St. Tammany Parish Hosp. Svcs. Dist. No. 1 Rev. Bonds, (St. Tammany Parish Hosp.), Ser. A
5.00%, 7/1/36	A+/F	1,715,000	2,117,613
5.00%, 7/1/35	A+/F	1,710,000	2,117,647
5.00%, 7/1/34	A+/F	655,000	812,848

			12,722,908
Maryland (0.8%)
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	750,000	821,618
MD Econ. Dev. Corp. Rev. Bonds, (Morgan State U.)
5.00%, 7/1/56	BBB-	1,000,000	1,118,510
5.00%, 7/1/50	BBB-	1,250,000	1,414,838
MD State Econ. Dev. Corp. Rev. Bonds, (Seagirt Marine Term.), Ser. A
5.00%, 6/1/49	Baa3	500,000	560,215
5.00%, 6/1/44	Baa3	500,000	563,675
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Adventist Hlth. Care Oblig. Group)
5.00%, 1/1/36(FWC)	Baa3	1,000,000	1,216,300
5.00%, 1/1/30(FWC)	Baa3	285,000	343,513
5.00%, 1/1/29(FWC)	Baa3	290,000	345,486
5.00%, 1/1/28(FWC)	Baa3	300,000	353,058
5.00%, 1/1/27(FWC)	Baa3	430,000	497,966

			7,235,179
Massachusetts (0.1%)
MA State Edl. Fin. Auth. Rev. Bonds, Ser. B, 5.70%, 1/1/31	AA	550,000	556,138
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 5.10%, 12/1/30	Aa2	895,000	896,405

			1,452,543
Michigan (8.0%)
Belding Area School G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/40	AA	300,000	360,915
Chippewa, Valley School G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/34	Aa1	250,000	300,820
Detroit, G.O. Bonds, AMBAC, 5.25%, 4/1/24	A-/P	77,500	77,580
Detroit, Downtown Dev. Auth. Tax Alloc. Bonds, Ser. A, AGM
5.00%, 7/1/48	AA	7,000,000	7,757,890
5.00%, 7/1/38	AA	1,000,000	1,118,710
Genesee Cnty., Wtr. Supply Syst. G.O. Bonds
BAM, 5.25%, 2/1/40	AA	200,000	233,908
(Wtr. Supply Syst.), Ser. B, BAM, 5.00%, 2/1/33	AA	250,000	299,235
Grand Rapids, Wtr. Supply Syst. Rev. Bonds, 5.00%, 1/1/41	Aa2	400,000	476,212
Grand Valley, State U. Rev. Bonds, (MI State U.), Ser. A, U.S. Govt. Coll., 5.00%, 12/1/32	A1	250,000	296,453
Great Lakes, Wtr. Auth. Swr. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	A+	7,780,000	9,371,710
Karegnondi, Wtr. Auth. Rev. Bonds
(Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/31	A2	250,000	280,635
(Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/30	A2	3,000,000	3,376,590
5.00%, 11/1/36	A	1,285,000	1,586,898
5.00%, 11/1/34	A	1,600,000	1,994,432
5.00%, 11/1/31	A	1,100,000	1,386,286
Kentwood, Economic Dev. Rev. Bonds
(Holland Home), 5.625%, 11/15/32	BBB-/F	350,000	363,720
(Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	2,250,000	2,455,988
Kentwood, Pub. School G.O. Bonds, (School Bldg. & Site), 5.00%, 5/1/41	AA-	250,000	298,190
Lansing, School Dist. G.O. Bonds, (School Bldg. & Site), Ser. I, Q-SBLF, 5.00%, 5/1/41	AA	225,000	270,299
Lincoln, Cons. School Dist. G.O. Bonds, Ser. A, AGM, Q-SBLF, 5.00%, 5/1/40	AA	200,000	237,984
Livonia, Pub. School Dist. G.O. Bonds, AGM, 5.00%, 5/1/45	AA	200,000	233,984
MI Pub. Pwr. Agcy. Rev. Bonds, Ser. A, 5.00%, 1/1/27	A2	700,000	726,495
MI State Fin. Auth. Rev. Bonds
(Detroit Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/44	BB+	1,150,000	1,239,528
Ser. H-1, 5.00%, 10/1/39 (Prerefunded 10/1/24)	AA-	5,250,000	6,058,658
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	A+	400,000	467,016
(Local Govt. Loan Program Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/34	BB+	500,000	546,845
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	AA-	270,000	307,287
Ser. H-1, 5.00%, 10/1/30	AA-	500,000	581,840
(Detroit), Ser. C-3, 5.00%, 4/1/26	Aa2	1,000,000	1,209,570
(Detroit), Ser. C-3, 5.00%, 4/1/24	Aa2	500,000	569,200
(Local Govt. Loan Program), Ser. F1, 4.50%, 10/1/29	BB+	850,000	897,583
(Wayne Cnty.), BAM, 4.00%, 11/1/55	AA	4,000,000	4,681,720
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (College for Creative Studies), 5.00%, 12/1/45	BBB+	250,000	255,978
MI State Hosp. Fin. Auth. Rev. Bonds, (Trinity Health Corp. Oblig. Group)
(Trinity Health Corp. Oblig. Group), Ser. A, U.S. Govt. Coll., 5.00% 12/1/47(T)	Aa3	5,155,000	5,628,822
(Trinity Health Corp. Oblig. Group), Ser. A, 4.00%, 12/1/49(T)	Aa3	4,100,000	4,715,566
MI State Hsg. Dev. Auth. Rev. Bonds, (Rental Hsg.)
Ser. A, 4.625%, 10/1/39	AA	225,000	240,012
Ser. A, 4.45%, 10/1/34	AA	100,000	106,833
Ser. D, 3.95%, 10/1/37	AA	1,050,000	1,081,773
MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Detroit Edison Co.), AMBAC, 7.00%, 5/1/21	Aa3	1,500,000	1,532,490
Oakland U. Rev. Bonds
5.00%, 3/1/39	A1	2,000,000	2,194,520
Ser. A, 5.00%, 3/1/33	A1	500,000	538,955
5.00%, 3/1/32	A1	130,000	143,956
Pontiac City, G.O. Bonds, (Pontiac School Dist.), Q-SBLF
4.00%, 5/1/40	Aa1	1,000,000	1,196,750
4.00%, 5/1/38	Aa1	2,000,000	2,405,400
4.00%, 5/1/34	Aa1	1,000,000	1,217,460
4.00%, 5/1/33	Aa1	2,220,000	2,711,641
Rochester, Cmnty. School Dist. G.O. Bonds, Ser. I, 5.00%, 5/1/36	AA	250,000	303,508
Warren, Cons. School Dist. G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/35	AA	350,000	418,065

			74,755,910
Mississippi (0.8%)
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.50%, 4/1/22	BBB+	6,525,000	6,552,014
MS State Bus. Fin. Corp. Sol. Waste Disp. Mandatory Put Bonds (6/3/24), (Waste Management, Inc.), 2.20%, 3/1/27	A-	1,250,000	1,320,038

			7,872,052
Missouri (2.2%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
(Kansas City Intl. Arpt. Terminal), Ser. B, 5.00%, 3/1/39	A2	5,980,000	7,346,968
(Kansas City Intl. Arpt. Terminal), Ser. B, 5.00%, 3/1/38	A2	2,480,000	3,054,120
AGM, 4.00%, 3/1/57	AA	5,000,000	5,718,150
St. Louis, Muni. Fin. Corp. Rev. Bonds, AGM
5.00%, 10/1/49	AA	2,250,000	2,790,450
5.00%, 10/1/40	AA	1,000,000	1,276,140

			20,185,828
Montana (0.1%)
MT State Fac. Fin. Auth. Rev. Bonds, (SCL Hlth. Syst.), Ser. A, 4.00%, 1/1/37	Aa3	600,000	721,938

			721,938
Nebraska (1.4%)
Central Plains Energy Project Gas Supply Mandatory Put Bonds (8/1/25), 4.00%, 12/1/49	Aa2	3,250,000	3,734,413
Central Plains, Energy Mandatory Put Bonds (1/1/24), (No. 4), 5.00%, 3/1/50	A3	8,050,000	9,050,052

			12,784,465
Nevada (2.2%)
Clark Cnty., G.O. Bonds, AMBAC, 3.00%, 11/1/35	Aa1	18,175,000	18,193,175
Sparks, Tourism Impt. Dist. No. 1 144A Rev. Bonds, Ser. A
2.75%, 6/15/28	Ba2	1,800,000	1,814,418
2.50%, 6/15/24	Ba2	650,000	653,055

			20,660,648
New Hampshire (0.8%)
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	686,619
(Catholic Med. Ctr.), 5.00%, 7/1/44	BBB+	1,500,000	1,726,335
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	4,500,000	5,248,440

			7,661,394
New Jersey (5.1%)
NJ State Econ. Dev. Auth. Rev. Bonds
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,250,000	1,497,450
Ser. B, 5.00%, 11/1/26	Baa1	5,400,000	6,560,460
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Baa3	3,000,000	3,486,600
NJ State Hlth. Care Fac. Fin. Auth. VRDN
(Virtua Hlth.), Ser. C, 0.08%, 7/1/43	A-1	2,665,000	2,665,000
(AHS Hosp. Corp.), Ser. B, 0.08%, 7/1/36	VMIG 1	1,500,000	1,500,000
NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. A, 5.00%, 12/15/39	Baa1	1,200,000	1,461,960
Ser. AA, 5.00%, 6/15/38	Baa1	1,975,000	2,374,740
Ser. A, 5.00%, 12/15/34	Baa1	4,100,000	5,007,822
Ser. AA, 4.00%, 6/15/45	Baa1	8,325,000	9,317,756
(Trans. Syst.), Ser. C, AMBAC, zero %, 12/15/24	Baa1	8,760,000	8,339,958
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/35	A-	4,000,000	5,016,360

			47,228,106
New Mexico (0.8%)
NM State Hosp. Equip. Loan Council Hosp. Rev. Bonds, Ser. A
5.00%, 8/1/44	AA	3,000,000	3,772,260
4.00%, 8/1/48	AA	1,100,000	1,262,360
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Res.), 5.00%, 5/15/32	BB+/F	2,155,000	2,201,828

			7,236,448
New York (6.2%)
Metro. Trans. Auth. Rev. Bonds, Ser. C-1, 4.00%, 11/15/35	A3	4,000,000	4,367,280
Metro. Trans. Auth. Dedicated Tax Mandatory Put Bonds (6/1/22), Ser. A-2A, 0.54%, 11/1/26	AA	4,310,000	4,285,390
New York, G.O. Bonds, Ser. A, 5.00%, 8/1/39	Aa2	8,300,000	10,624,913
NY City, G.O. Bonds, Ser. D-1, 4.00%, 3/1/42	Aa2	3,500,000	4,138,855
NY City, Indl. Dev. Agcy. Rev. Bonds, (Queens Baseball Stadium - Pilot), AMBAC, 5.00%, 1/1/23	Baa3	300,000	300,108
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds, (2nd Gen. Resolution), 5.00%, 6/15/46	Aa1	2,000,000	2,363,340
NY City, Transitional Fin. Auth. Rev. Bonds, 4.00%, 5/1/45	AAA	4,000,000	4,760,640
NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. D
4.00%, 2/15/47	Aa2	9,530,000	11,125,036
4.00%, 2/15/40	Aa2	1,500,000	1,785,825
4.00%, 2/15/38	Aa2	4,000,000	4,785,320
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/41	Baa3	2,000,000	2,195,140
Port Auth. of NY & NJ Rev. Bonds
Ser. 207, 5.00%, 9/15/31	Aa3	3,800,000	4,765,542
Ser. 172nd, 4.50%, 4/1/37	Aa3	1,940,000	2,015,854

			57,513,243
North Carolina (1.1%)
NC State Tpk. Auth. Rev. Bonds
(Triangle Expressway Auth.), AGM, 5.00%, 1/1/49	AA	3,500,000	4,357,885
(Monroe Expressway Syst.), 5.00%, 7/1/39(FWC)	Aa1	1,500,000	2,001,030
(Monroe Expressway Syst.), 5.00%, 7/1/37(FWC)	Aa1	1,770,000	2,376,579
(Monroe Expressway Syst.), 5.00%, 7/1/33(FWC)	Aa1	1,400,000	1,906,170

			10,641,664
Ohio (4.5%)
Akron, Income Tax Rev. Bonds
4.00%, 12/1/41	AA-	750,000	847,628
4.00%, 12/1/40	AA-	1,345,000	1,523,845
4.00%, 12/1/38	AA-	770,000	875,290
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. B-2, Class 2, 5.00%, 6/1/55	BB/P	5,400,000	6,113,610
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Square Foundation), 5.50%, 12/1/53	BB+	2,500,000	2,707,875
Confluence Cmnty. Auth. Rev. Bonds, (Stadium & Sports)
4.00%, 5/1/39	AA+	750,000	878,363
4.00%, 5/1/34	AA+	1,280,000	1,530,291
4.00%, 5/1/33	AA+	560,000	673,932
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (Ohio Living)
6.125%, 7/1/40	BBB/F	940,000	981,200
6.125%, 7/1/40 (Prerefunded 7/1/22)	AAA/P	60,000	65,160
6.00%, 7/1/35	BBB/F	1,765,000	1,843,631
6.00%, 7/1/35 (Prerefunded 7/1/22)	AAA/P	110,000	119,255
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmntys.), 5.00%, 1/1/32	BBB-/F	1,000,000	1,048,410
Lancaster, Port Auth. Mandatory Put Bonds (2/1/25), Ser. A, 5.00%, 8/1/49	Aa2	4,250,000	4,982,318
Middleburg Heights, Hosp. Rev. Bonds, (Southwest Gen. Hlth. Ctr.), 5.00%, 8/1/47 (Prerefunded 8/1/22)	A2	1,500,000	1,614,450
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Kenyon College 2020), 4.00%, 7/1/44	A2	5,650,000	6,527,671
OH State Hosp. Rev. Bonds, (Premier Hlth. Partners Oblig. Group)
4.00%, 11/15/41	Baa1	455,000	505,751
4.00%, 11/15/39	Baa1	1,325,000	1,482,675
OH State Hosp. Fac. Rev. Bonds, (Cleveland Clinic Hlth. Syst.), Ser. A, U.S. Govt. Coll., 4.00%, 1/1/43 (Prerefunded 1/1/28)	AAA/P	15,000	18,590
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,750,000	2,016,508
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/34	A3	645,000	746,426
5.00%, 2/15/33	A3	355,000	411,722
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	1,350,000	1,416,758
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB-/F	145,000	153,187
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group), Ser. A
4.00%, 7/1/39	A	500,000	565,925
4.00%, 7/1/38	A	1,000,000	1,136,070
4.00%, 7/1/34	A	1,170,000	1,340,469

			42,127,010
Oregon (0.6%)
Gilliam Cnty., Solid Waste Disp. 144A Mandatory Put Bonds (2/1/21), (Waste Mgt., Inc.), Ser. A, 2.40%, 8/1/25	A-	1,625,000	1,635,481
Portland, Rev. Bonds, Ser. C, 7.701%, 6/1/22	Aaa	3,820,000	4,078,003

			5,713,484
Pennsylvania (4.5%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A
5.00%, 4/1/35	A	2,300,000	2,822,376
5.00%, 4/1/33	A	4,000,000	4,930,040
Centre Ctny., Hosp. Auth. Rev. Bonds, (Mount Nittany Med. Ctr.), Ser. A, 5.00%, 11/15/41	A+	500,000	582,925
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries)
5.00%, 1/1/32	BBB+/F	120,000	133,691
5.00%, 1/1/31	BBB+/F	100,000	111,757
East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds, (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/29	Ba1	500,000	508,075
PA State Tpk. Comm. Rev. Bonds
Ser. A, 5.00%, 12/1/44	A1	5,245,000	5,967,341
Ser. A, 5.00%, 12/1/44	A3	2,800,000	3,475,248
Ser. B-1, 5.00%, 6/1/42	A3	1,725,000	2,058,046
Ser. 2nd, 5.00%, 12/1/36	A3	2,000,000	2,443,840
zero %, 12/1/44	A2	5,000,000	5,559,150
Philadelphia, Auth. for Indl. Dev. Rev. Bonds, (Independence Charter School-West)
5.00%, 6/15/39	BB/P	500,000	537,150
4.00%, 6/15/29	BB/P	350,000	368,921
Philadelphia, Gas Wks. Rev. Bonds
5.00%, 8/1/32	A	1,000,000	1,169,520
5.00%, 8/1/31	A	1,000,000	1,170,490
Philadelphia, School Dist. G.O. Bonds, Ser. A
4.00%, 9/1/37	A2	1,850,000	2,172,973
4.00%, 9/1/36	A2	2,000,000	2,363,140
South Central PA, Gen. Auth. Rev. Bonds, (WellSpan Health Oblig. Group), Ser. A, 4.00%, 6/1/49	Aa3	5,000,000	5,823,000

			42,197,683
Rhode Island (0.5%)
RI Hlth. & Edl. Bldg. Corp. Rev. Bonds, (Lifespan Oblig. Group-Hosp. Fin.), 5.00%, 5/15/33	BBB+	1,000,000	1,145,560
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,250,000	3,543,898

			4,689,458
South Carolina (3.6%)
Charleston Cnty., Arpt. Dist. Syst. Rev. Bonds, Ser. A, 5.25%, 7/1/33	A1	5,320,000	5,827,688
Lexington Cnty., Hlth. Svcs. Dist. Rev. Bonds, (LexMed Oblig. Group)
4.00%, 11/1/32	A1	750,000	874,328
4.00%, 11/1/31	A1	750,000	877,598
Myrtle Beach, Tax Allocation Bonds, (Myrtle Beach Air Force Base Redev.)
5.00%, 10/1/29	A2	1,000,000	1,212,090
5.00%, 10/1/28	A2	425,000	517,829
Patriots Energy Group Fin. Agcy. Gas Supply Mandatory Put Bonds (2/1/25), Ser. A, 4.00%, 10/1/48	Aa2	4,205,000	4,630,294
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.50%, 12/1/54	A2	2,000,000	2,298,860
Ser. E, 5.50%, 12/1/53	A2	2,000,000	2,261,780
Ser. E, 5.25%, 12/1/55	A2	1,970,000	2,329,998
Ser. E, 5.00%, 12/1/48	A2	1,455,000	1,613,508
Ser. A, 5.00%, 12/1/36	A2	4,000,000	4,813,360
SC Trans. Infrastructure Bank Mandatory Put Bonds (10/1/22), Ser. 03B, 0.554%, 10/1/31	Aa3	5,970,000	5,963,075

			33,220,408
Tennessee (0.4%)
Chattanooga, Hlth. Edl. & Hsg. Fac. Rev. Bonds, (CommonSpirit Health Oblig. Group)
Ser. A-1, 4.00%, 8/1/37(T)	Baa1	425,000	500,044
Ser. A-1, 4.00%, 8/1/38(T)	Baa1	425,000	499,267
Ser. A-2, 5.00%, 8/1/44(T)	Baa1	425,000	512,444
Ser. A-1, 4.00%, 8/1/44(T)	Baa1	875,000	1,015,360
Ser. A-2, 5.00%, 8/1/49(T)	Baa1	775,000	932,502

			3,459,617
Texas (7.5%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Riverwalk Education Foundation, Inc.), PSFG, 4.00%, 8/15/44	AAA	4,600,000	5,406,196
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/31	AAA	365,000	434,679
Clifton, Higher Ed. Fin. Corp. Rev. Bonds, (IDEA Pub. Schools)
Ser. B, 5.00%, 8/15/27	A-	375,000	449,648
PSFG, 4.00%, 8/15/31	AAA	2,000,000	2,372,380
Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds, (IDEA Pub. Schools), PSFG, 5.00%, 8/15/33	AAA	1,000,000	1,189,700
Dallas, Area Rapid Transit Rev. Bonds, Ser. A, 5.00%, 12/1/46	AA+	9,030,000	10,751,840
Dallas, Area Rapid Transit Sales Tax Rev. Bonds, Ser. A, 5.00%, 12/1/41	AA+	2,215,000	2,652,618
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/28	Baa2	1,300,000	1,362,647
Houston, Higher Ed. Fin. Co. Rev. Bonds, (Cosmos Foundation), Ser. A, 5.00%, 2/15/32	BBB	1,250,000	1,296,313
Houston, Util. Syst. Rev. Bonds, Ser. D, 5.00%, 11/15/39	Aa2	2,285,000	2,631,360
Irving, Hotel Occupancy Tax Rev. Bonds
5.00%, 8/15/39	BBB+	600,000	662,364
5.00%, 8/15/36	BBB+	430,000	478,263
5.00%, 8/15/34	BBB+	300,000	335,604
5.00%, 8/15/33	BBB+	240,000	269,090
5.00%, 8/15/31	BBB+	100,000	113,252
Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds, 5.00%, 5/15/40	A	750,000	866,010
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	2,250,000	2,799,338
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	750,000	782,108
(CHF-Stephenville, LLC), 5.375%, 4/1/28 (Prerefunded 4/1/23)	AAA/P	1,150,000	1,263,528
(CHF-Collegiate Hsg. Stephenville III, LLC), 5.00%, 4/1/47 (Prerefunded 4/1/25)	AAA/P	3,155,000	3,743,881
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 4.00%, 7/1/48	AA	1,705,000	1,840,633
(Children's Hlth. Syst. of TX), Ser. A, 4.00%, 8/15/34	Aa3	1,000,000	1,167,860
North TX, Tollway Auth. Rev. Bonds, (1st Tier), Ser. I, 6.50%, 1/1/43	A1	9,700,000	11,612,646
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A3	250,000	302,518
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	2,750,000	3,218,903
TX Private Activity Surface Trans. Corp. Rev. Bonds, (Segment 3C), 5.00%, 6/30/58	Baa3	5,000,000	6,001,050
TX State Muni. Pwr. Agcy. Rev. Bonds, (Syst. Net/Transmission Converting Security), 5.00%, 9/1/37	A+	250,000	250,815
TX State Wtr. Dev. Board Rev. Bonds, Ser. A, 4.00%, 10/15/54	AAA	5,250,000	6,281,468

			70,536,712
Utah (1.6%)
Murray City, Hosp. VRDN, (IHC Hlth. Svcs., Inc.), Ser. C, 0.11%, 5/15/36	A-1+	6,465,000	6,465,000
Salt Lake City, Arpt. Rev. Bonds, Ser. A, 5.00%, 7/1/43	A2	5,000,000	6,025,750
UT State Charter School Fin. Auth. Rev. Bonds, (UT Charter Academies, Inc.)
5.00%, 10/15/38	AA	720,000	860,688
5.00%, 10/15/33	AA	420,000	507,620
5.00%, 10/15/31	AA	530,000	647,755

			14,506,813
Virginia (3.5%)
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/42	BBB+/F	625,000	677,731
Federal Home Loan Mortgage Corporation Rev. Bonds, Ser. M-053, Class A, 2.55%, 6/15/35	AA+	7,404,995	8,081,515
Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, AGM, 5.929%, 8/23/27 (Escrowed to maturity)	A2	9,700,000	11,656,975
VA State Small Bus. Fin. Auth. Rev. Bonds
(95 Express Lanes, LLC), 5.00%, 7/1/49	BBB-	4,000,000	4,151,000
(Express Lanes, LLC), 5.00%, 7/1/34	BBB-	1,200,000	1,246,512
(National Sr. Campuses, Inc. Oblig. Group), 4.00%, 1/1/45	A/F	6,000,000	6,681,540

			32,495,273
Washington (3.0%)
King Cnty., Public Hosp. Dist. No. 1 G.O. Bonds, (Valley Med. Ctr.), 5.00%, 12/1/37	A2	4,500,000	5,380,605
Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	1,000,000	1,119,120
WA State G.O. Bonds, Ser. 21A
5.00%, 6/1/35(FWC)	Aaa	2,200,000	2,941,972
5.00%, 6/1/34(FWC)	Aaa	750,000	1,005,323
5.00%, 6/1/33(FWC)	Aaa	1,850,000	2,487,214
5.00%, 6/1/32(FWC)	Aaa	1,950,000	2,636,147
5.00%, 6/1/31(FWC)	Aaa	1,300,000	1,767,454
5.00%, 6/1/30(FWC)	Aaa	2,000,000	2,736,660
5.00%, 6/1/29(FWC)	Aaa	750,000	1,005,510
5.00%, 6/1/28(FWC)	Aaa	700,000	917,301
5.00%, 6/1/27(FWC)	Aaa	700,000	893,137
WA State Hlth. Care Fac. Auth. Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 1.198%, 1/1/42	A+	2,500,000	2,509,225
Washington St., Edu. Facs. Rev. Bonds, (Seattle U.)
4.00%, 5/1/50	A	1,200,000	1,344,396
4.00%, 5/1/45	A	1,000,000	1,129,220

			27,873,284
Wisconsin (0.6%)
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	1,000,000	1,048,480
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Hmong American Peace Academy, Ltd.), 5.00%, 3/15/50	BBB	1,375,000	1,652,090
(Three Pillars Sr. Living), 5.00%, 8/15/28	A/F	1,040,000	1,129,409
(Thedacare, Inc.), 4.00%, 12/15/49	A1	1,000,000	1,152,030
(Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	BBB	400,000	453,732

			5,435,741

Total municipal bonds and notes (cost $881,475,071)			$953,249,851

SHORT-TERM INVESTMENTS (2.7%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 0.17%(AFF)	25,194,355	$25,194,355

Total short-term investments (cost $25,194,355)		$25,194,355
TOTAL INVESTMENTS

Total investments (cost $906,669,426)		$978,444,206

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation
Bank of America N.A.
$19,000,000	$20,615	$—	3/11/21	—	0.33% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	$20,615
Citibank, N.A.
4,450,000	5,113	—	3/17/21	—	0.81% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	5,113
5,000,000	10,310	—	3/18/21	—	0.82% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	10,310

Upfront premium received		—	Unrealized appreciation			36,038

Upfront premium (paid)		—	Unrealized (depreciation)			—

Total		$—			Total	$36,038

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2020 through December 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $934,873,629.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/20
	Short-term investments
	Putnam Short Term Investment Fund*	$21,205,293	$94,306,504	$90,317,442	$9,615	$25,194,355

	Total Short-term investments	$21,205,293	$94,306,504	$90,317,442	$9,615	$25,194,355
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(FWC)	Forward commitment, in part or in entirety.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $77,138,982 to cover tender option bonds and the settlement of certain securities.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.09%, 0.14% and 0.24%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	18.4%
	Transportation	16.4
	State debt	10.9
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. [cont.]
	At the close of the reporting period, the fund’s investments with a value of $34,219,891 were held by the TOB trust and served as collateral for $19,087,338 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $7,815 for these investments based on an average interest rate of 0.15%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$953,249,851	$—
Short-term investments	25,194,355	—	—

Totals by level	$25,194,355	$953,249,851	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	$—	$36,038	$—

Totals by level	$—	$36,038	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC total return swap contracts (notional)	$28,100,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com